Financial risk management - Additional Information (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / oz $ / t	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€) $ / oz $ / t	Dec. 31, 2024 CAD ($) $ / oz $ / t	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	May 31, 2023 oz	Apr. 30, 2023 $ / oz $ / t	Dec. 31, 2022 USD ($)	Aug. 26, 2021
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against	$ 4,300	$ 900
Percentage of reasonably possible increase in unobservable input, liabilities	0.50%		0.50%	0.50%
Number of day's from shipment payment is made for metal sales	15 days
Borrowings	$ 915,425	636,059
Senior Notes due 2029
Disclosure of risk management [line items]
Debt interest rate (as a percent)										6.25%
Borrowings	491,003	492,691							$ 494,414
First Letter of Credit Secured by Revolving Credit Facility
Disclosure of risk management [line items]
Borrowings	110,500	139,500	€ 106.3	$ 0.4	€ 126.2	$ 0.4
Revolving credit facility
Disclosure of risk management [line items]
Borrowings, remaining available amount	$ 239,200	110,200
Foreign exchange forward
Disclosure of risk management [line items]
Percentage of strengthening (weakening) of euro against major currency	10.00%
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 17,100	16,900
Gold commodity swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	200		200	200				2,160
Increase (decrease) in gold price per oz, increase (decrease) to earnings before income tax	$ (5,800)	(5,800)
Copper commodity swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / t	1,000		1,000	1,000
Increase (decrease) in gold price per oz, increase (decrease) to earnings before income tax	$ (6,000)	(5,600)
Copper forward price (usd per tonne) | $ / t								8,525
Gold collars
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	200		200	200
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 27,900	15,300
Increase (decrease) in gold price per oz, increase before income tax	12,600	19,400
Derivative transaction, monthly settlement quantity (in ounces) | oz							16,667
Interest rate swaps
Disclosure of risk management [line items]
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 6,200	$ 7,100
Interest rate swaps | Floating interest rate
Disclosure of risk management [line items]
Derivative instrument, coverage percentage	70.00%